Mainland China Contribution Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN

16. MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total provisions for such employee benefits were $418 and $640 for three months ended June 30, 2020 and 2021, respectively. The total provisions for such employee benefits were $954 and $1,281 for six months ended June 30, 2020 and 2021, respectively.

19. MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total provisions for such employee benefits were $4,262, $2,722 and $2,192 for the years ended December 31, 2018, 2019 and 2020, respectively.